Loans Held for Investment (Tables)	6 Months Ended
Jun. 30, 2024
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Components of Loans

The components of loans were as follows at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	(dollars in thousands)
Residential mortgage loans (1-4 family):
Fixed	$97,806	$94,267
Variable	159,513	154,630
Construction	26,298	15,764
Total residential mortgage loans	283,617	264,661
Commercial loans
Real estate	228,458	206,267
SBA Paycheck Protection Program	418	566
Other	80,830	69,053
Total commerical loans	309,706	275,886
Consumer loans:
Home equity	101,554	98,331
Other consumer	29,035	27,740
Total consumer loans	130,589	126,071
Total loans held for investment	723,912	666,618
Less:
Undisbursed portion of mortgage loans	(135)	(118)
Net deferred loan costs (fees)	(910)	(816)
Allowance for credit losses	(5,773)	(6,203)
Total loans held for investment, net	$717,094	$659,481

Summary of Investment in Loans by Credit Quality Indicators by Year of Origin

Loans with a risk rating of 1 through 6 are classified as “Pass” rated credits in the following tables. Nonrated loans are also classified as “Pass.” The following table presents the Bank's recorded investment in loans by credit quality indicators by year of origin as of June 30, 2024.

	Term Loans
1-4 Family Residential	2024	2023	2022	2021	2020	Prior	Revolving Lines	Total
Pass	$10,341	$60,184	$71,165	$33,027	$22,695	$51,255	$—	$248,667
Special Mention	—	—	259	—	—	63	—	322
Substandard	—	2,545	2,352	1,062	140	2,231	—	8,330
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$10,341	$62,729	$73,776	$34,089	$22,835	$53,549	$—	$257,319

Residential Construction	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$8,203	$17,892	$203	$—	$—	$—	$—	$26,298
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$8,203	$17,892	$203	$—	$—	$—	$—	$26,298

Commercial Real Estate	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$27,104	$45,840	$40,024	$11,534	$20,532	$69,726	$11,495	$226,255
Special Mention	—	—	1,264	—	—	791	—	2,055
Substandard	—	—	—	—	—	148	—	148
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$27,104	$45,840	$41,288	$11,534	$20,532	$70,665	$11,495	$228,458

Commercial	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$27,745	$4,370	$8,085	$8,934	$5,090	$4,707	$16,897	$75,828
Special Mention	—	—	330	55	139	1,477	690	2,691
Substandard	—	428	10	296	842	449	577	2,602
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	21	—	—	106	127
Total	$27,745	$4,798	$8,425	$9,306	$6,071	$6,633	$18,270	$81,248

Home Equity	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$2,135	$7,994	$1,765	$82	$67	$1,147	$86,692	$99,882
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	52	—	—	3	1,617	1,672
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$2,135	$7,994	$1,817	$82	$67	$1,150	$88,309	$101,554

Other Consumer	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$8,956	$11,636	$4,413	$1,714	$737	$227	$1,018	$28,701
Special Mention	193	26	—	—	—	—	—	219
Substandard	40	39	26	—	—	1	—	106
Doubtful	9	—	—	—	—	—	—	9
Loss	—	—	—	—	—	—	—	—
Total	$9,198	$11,701	$4,439	$1,714	$737	$228	$1,018	$29,035

All Loans	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$84,484	$147,916	$125,655	$55,291	$49,121	$127,062	$116,102	$705,631
Special Mention	193	26	1,853	55	139	2,331	690	5,287
Substandard	40	3,012	2,440	1,358	982	2,832	2,194	12,858
Doubtful	9	-	-	-	-	-	-	9
Loss	—	—	—	21	—	—	106	127
Total Loans	$84,726	$150,954	$129,948	$56,725	$50,242	$132,225	$119,092	$723,912

Loans with a risk rating of 1 through 6 are classified as “Pass” rated credits in the following tables. Nonrated loans are also classified as “Pass.” The following table presents the Bank's recorded investment in loans by credit quality indicators by year of origin as of December 31, 2023.

	Term Loans
1-4 Family Residential	2023	2022	2021	2020	2019	Prior	Revolving Lines	Total
Pass	$58,213	$71,746	$35,005	$22,795	$6,493	$47,727	$291	$242,270
Special Mention	—	261	—	—	—	95	—	356
Substandard	808	1,767	653	328	124	2,591	—	6,271
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$59,021	$73,774	$35,658	$23,123	$6,617	$50,413	$291	$248,897

Residential Construction	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$14,585	$1,179	$—	$—	$—	$—	$—	$15,764
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$14,585	$1,179	$—	$—	$—	$—	$—	$15,764

Commercial Real Estate	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$42,867	$43,365	$11,703	$17,491	$14,490	$52,597	$12,537	$195,050
Special Mention	—	—	—	—	—	9,394	—	9,394
Substandard	—	—	—	1,823	—	—	—	1,823
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$42,867	$43,365	$11,703	$19,314	$14,490	$61,991	$12,537	$206,267

Commercial	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$9,265	$2,120	$5,936	$4,457	$769	$1,292	$41,555	$65,394
Special Mention	—	—	—	286	208	—	1,281	1,775
Substandard	69	326	—	129	80	—	1,405	2,009
Doubtful	—	—	—	—	—	—	18	18
Loss	—	97	25	—	—	146	155	423
Total	$9,334	$2,543	$5,961	$4,872	$1,057	$1,438	$44,414	$69,619

Home Equity	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$10,399	$6,726	$6,218	$4,119	$1,861	$5,118	$62,361	$96,802
Special Mention	—	—	—	—	—	—	66	66
Substandard	—	680	—	—	175	130	441	1,426
Doubtful	—	—	—	—	—	—	33	33
Loss	—	—	—	—	—	—	4	4
Total	$10,399	$7,406	$6,218	$4,119	$2,036	$5,248	$62,905	$98,331

Other Consumer	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$8,334	$1,557	$1,144	$227	$166	$56	$16,209	$27,693
Special Mention	27	—	—	—	—	—	—	27
Substandard	13	—	—	—	—	—	7	20
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$8,374	$1,557	$1,144	$227	$166	$56	$16,216	$27,740

All Loans	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$143,663	$126,693	$60,006	$49,089	$23,779	$106,790	$132,953	$642,973
Special Mention	27	261	-	286	208	9,489	1,347	11,618
Substandard	890	2,773	653	2,280	379	2,721	1,853	11,549
Doubtful	-	-	-	-	-	-	51	51
Loss	—	97	25	—	—	146	159	427
Total Loans	$144,580	$129,824	$60,684	$51,655	$24,366	$119,146	$136,363	$666,618

Summary of Changes in the Allowance for Credit Losses

The following table outlines the changes in the allowance for credit losses by category, the allowance for loans individually and collectively evaluated, and the balances of loans individually and collectively evaluated, for the six months ended June 30, 2024:

	1-4 Family		Commercial	Other	Home	Other
	Residential	Construction	Real Estate	Commercial	Equity	Consumer	Total
			(dollars in thousands)
Allowance
Beginning balance, January 1, 2024	$1,210	$1	$2,218	$1,586	$536	$652	$6,203
Charge-offs	(37)	—	—	(921)	—	(142)	(1,100)
Recoveries	6	2	—	123	—	19	150
Provision for Credit Loss	103	27	61	164	94	71	520
Reallocations	—	—	—	—	—	—	—
Balance at end of period	$1,282	$30	$2,279	$952	$630	$600	$5,773

Ending allowance balance for loans individually evaluated	$455	$—	$148	$327	$33	$46	$1,009

Ending allowance balance for loans collectively evaluated	$827	$30	$2,131	$625	$597	$554	$4,764

Loans Receivable
Total period-end balance	$257,319	$26,298	$228,458	$81,248	$101,554	$29,035	$723,912

Balance of loans individually evaluated	$7,668	$—	$148	$965	$941	$56	$9,778

Balance of loans collectively evaluated	$249,651	$26,298	$228,310	$80,283	$100,613	$28,979	$714,134

The following table outlines the changes in the allowance for credit losses by category, the allowance for loans individually and collectively evaluated, and the balances of loans individually and collectively evaluated, for the twelve months ended December 31, 2023:

	1-4 Family		Commercial	Other	Home	Other
	Residential	Construction	Real Estate	Commercial	Equity	Consumer	Total
			(dollars in thousands)
Allowance
Beginning balance, January 1, 2023	$839	$3	$880	$4,303	$385	$888	$7,298
Charge-offs	(5)	—	—	(1,277)	(47)	(478)	(1,807)
Recoveries	—	—	3	30	—	30	63
Provision for Credit Loss	—	—	—	649	—	—	649
Reallocations	376	(2)	1,335	(2,119)	198	212	—
Balance at end of year	$1,210	$1	$2,218	$1,586	$536	$652	$6,203

Ending allowance balance for loans individually evaluated	$361	$—	$—	$492	$—	$58	$911

Ending allowance balance for loans collectively evaluated	$849	$1	$2,218	$1,094	$536	$594	$5,292

Loans Receivable
Total period-end balance	$248,897	$15,764	$206,267	$69,619	$98,331	$27,740	$666,618

Balance of loans individually evaluated	$6,173	$—	$—	$1,795	$723	$109	$8,800

Balance of loans collectively evaluated	$242,724	$15,764	$206,267	$67,824	$97,608	$27,631	$657,818

Summary of Loan Class of Past Due and Non-accrual Loans

The following tables present a summary by loan class of past due and non-accrual loans as of June 30, 2024 and December 31, 2023 (dollars in thousands):

			Greater Than				Past Due>
	30-59 Days	60-89 Days	90 Days	Total		Total	90 Days and
	Past Due	Past Due	Past Due	Past Due	Current	Loans	Accruing
June 30, 2024
1-4 family residential	$4,245	$1,378	$4,255	$9,878	$247,441	$257,319	$—
Construction	643	—	—	643	25,655	26,298	—
Commercial real estate	—	—	148	148	228,310	228,458	—
SBA Paycheck Protection Program	—	—	—	—	418	418
Other commercial	179	149	745	1,073	79,757	80,830	—
Home equity	1,356	425	357	2,138	99,416	101,554	—
Other consumer	196	22	47	265	28,770	29,035	—
Total	$6,619	$1,974	$5,552	$14,145	$709,767	$723,912	$—

	June 30, 2024
	Nonaccrual Loans with	Nonaccrual Loans	Total Nonaccrual
	No Allowance	with an Allowance	Loans
1-4 family residential	$3,812	$3,856	$7,668
Construction	—	—	—
Commercial real estate	—	148	148
SBA Paycheck Protection Program	—	—	—
Other commercial	462	503	965
Home equity	891	50	941
Other consumer	2	54	56
Total	$5,167	$4,611	$9,778

			Greater Than				Past Due>
	30-59 Days	60-89 Days	90 Days	Total		Total	90 Days and
	Past Due	Past Due	Past Due	Past Due	Current	Loans	Accruing
December 31, 2023
1-4 family residential	$1,820	$1,126	$2,858	$5,804	$243,093	$248,897	$—
Construction	—	—	—	—	15,764	15,764	—
Commercial real estate	—	—	—	—	206,267	206,267	—
SBA Paycheck Protection Program	41	—	—	41	525	566
Other commercial	648	79	1,007	1,734	67,319	69,053	—
Home equity	1,135	593	396	2,124	96,207	98,331	—
Other consumer	273	171	5	449	27,291	27,740	—
Total	$3,917	$1,969	$4,266	$10,152	$656,466	$666,618	$—

	December 31, 2023
	Nonaccrual Loans with	Nonaccrual Loans	Total Nonaccrual
	No Allowance	with an Allowance	Loans
1-4 family residential	$2,226	$3,108	$5,334
Construction	—	—	—
Commercial real estate	426	—	426
SBA Paycheck Protection Program	—	—	—
Other commercial	422	892	1,314
Home equity	561	—	561
Other consumer	9	21	30
Total	$3,644	$4,021	$7,665